Cash flow statement - Schedule of Change in Operating Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Change in deposits from banks	£ (413)	£ (1,101)	£ 1,295
Change in customer deposits	9,841	(4,219)	(3,201)
Change in repurchase agreements	58	(10,888)	18,484
Change in amounts due to fellow Lloyds Banking Group undertakings	(298)	(408)	(603)
Change in financial liabilities at fair value through profit or loss	(703)	(138)	(859)
Change in derivative financial instruments	1,480	(1,584)	1,248
Change in debt securities in issue at amortised cost	(7,160)	3,393	332
Change in other operating liabilities	1,665	(380)	198
Change in operating liabilities	4,470	(15,325)	16,894
Increase (decrease) in lease liabilities	£ (370)	£ 329	£ (150)